Subsequent Events (Details Narrative) - USD ($)	May 03, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
common stock, par value		$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized		750,000,000	150,000,000	150,000,000
Subsequent Event [Member] | Peak One Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Percentage payment from market price	91.00%
Subsequent Event [Member] | Peak One Equity Purchase Agreement [Member] | Peak One Opportunity Fund, L.P [Member]
Subsequent Event [Line Items]
Maximum purchase Commitment, Amount	$ 10,000,000
common stock, par value	$ 0.01
Purchase Commitment, Description	Under the Agreement and subject to the Maximum Commitment Amount, the Company has the right, but not the obligation, to submit Put Notices (as defined in the Agreement) to Peak One (i) in a minimum amount not less than $20,000.00 and (ii) in a maximum amount up to the lesser of (a) $1.0 million or (b) 250% of the Average Daily Trading Value (as defined in the Agreement).
Subsequent Event [Member] | Peak One Equity Purchase Agreement [Member] | Peak One and Peak One Investments, LLC [Member]
Subsequent Event [Line Items]
Common stock, shares authorized	250,000